Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Aggregate annual maturities on long-term debt obligations
2015	$ 12,079
2016	11,552
2017	16,354
2018	9,443
2019	6,114
Thereafter	3,180
Total	58,722
Unamortized Underwriting Fees	(116)	(105)
Unamortized Discount and Premium	(932)
Impacts due to Fair Value Hedge Accounting	281
Total long-term debt	57,955	55,330
Parent Company [Member]
Aggregate annual maturities on long-term debt obligations
2015	0
2016	1,350
2017	1,500
2018	3,850
2019	641
Thereafter	3,147
Total	10,488
Total long-term debt	9,708	10,354
American Express Centurion Bank [Member]
Aggregate annual maturities on long-term debt obligations
2015	1,305
2016	0
2017	1,300
2018	125
2019	0
Thereafter	2
Total	2,732
American Express Credit Corporation [Member]
Aggregate annual maturities on long-term debt obligations
2015	5,227
2016	7,057
2017	6,532
2018	1,295
2019	4,150
Thereafter	0
Total	24,261
American Express Bank, FSB [Member]
Aggregate annual maturities on long-term debt obligations
2015	0
2016	0
2017	1,300
2018	0
2019	0
Thereafter	0
Total	1,300
American Express Charge Trust II [Member]
Aggregate annual maturities on long-term debt obligations
2015	0
2016	2,500
2017	0
2018	1,287
2019	0
Thereafter	0
Total	3,787
American Express Lending Trust [Member]
Aggregate annual maturities on long-term debt obligations
2015	5,422
2016	500
2017	5,639
2018	2,886
2019	1,317
Thereafter	0
Total	15,764
Other Subsidiaries [Member]
Aggregate annual maturities on long-term debt obligations
2015	125
2016	145
2017	83
2018	0
2019	6
Thereafter	31
Total	$ 390